Redeemable Noncontrolling Interests In Subsidiary (Narrative) (Details)	12 Months Ended
Dec. 31, 2011 Y
Other Members [Member] | Call Rights [Member]
Purchase Requirement [Line Items]
Anniversary of acquisition, (years)	10
Fifth Anniversary [Member] | National Beef [Member] | Put Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	33.30%
Anniversary of acquisition, (years)	5
Seventh Anniversary [Member] | National Beef [Member] | Put Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	33.30%
Anniversary of acquisition, (years)	7
Tenth Anniversary [Member] | National Beef [Member] | Put Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	33.30%
Anniversary of acquisition, (years)	10
Maximum [Member] | USPB [Member] | Call Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	20.00%
Maximum [Member] | Other Members [Member] | Call Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	50.00%